Income Taxes (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax rate, percentage				0.00%	0.00%
Statutory federal income tax benefit, percentage				21.00%	21.00%
Uncertain tax benefits	$ 0	$ 0		$ 0	$ 0
Federal net operating loss carryforwards				50,966,400	24,014,200
State net operating loss carryforwards				28,244,800	12,350,800
Interest and penalties				$ 0	$ 0
Open years related to all jurisdictions				2017
Open tax audits, description				The Company has no open tax audits with any taxing authority as of December 31, 2023.
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards to expire				$ 1,128,500
Operating loss carryforwards indefinitely				49,737,900
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards to expire				22,175,100
Operating loss carryforwards indefinitely				$ 6,069,700
Vidello Limited [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory federal income tax benefit, percentage		25.00%
UNITED STATES
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax rate, percentage			0.00%
Worldwide [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax rate, percentage	2.88%